Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of Cash and Cash Equivalents

	31 December	31 December
	2023	2022
Cash in hand	335	591
Banks	50,025,071	42,823,111
- Demand deposits	4,215,677	3,598,726
- Time deposits	45,809,394	33,120,932
- Receivables from reverse repo	-	6,103,453
Impairment loss provision	(46,690)	(47,542)
	49,978,716	42,776,160

Reconciliation of cash and cash equivalents

	31 December	31 December
	2023	2022
Cash and cash equivalents	49,978,716	42,776,160
Interest accrual of cash and cash equivalents	(171,284)	(33,956)
Asset held for sale	4,017,443	—
Total	53,824,875	42,742,204